SECURITIES AND EXCHANGE COMMISSION

                               Form 13F Cover Page

              Report for the Calendar Quarter Ended March 31, 1999

                   Check here if Amendment [ ]; Amendment No.

This Amendment

          |_|   is a restatement
          |_|   adds new holdings entries

 Institutional Investment Manager Filing this Report:

Name: Wynnefield Capital Management, LLC

Address: One Penn Plaza, New York , New York 10119

--------------------------------------------------------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Joshua H. Landes

Title: Member, General Partner

Phone: (212) 760-0814

/s/  Joshua H. Landes
-------------------------------

New York, New York
August   24, 1999

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:

FORM 13F File Number 28-7006

Name:  Wynnefield Capital, Inc.

                              FORM 13F Summary Page




Report Summary:


Number of Other Managers: 1


Form 13F Information Table Entry Total: 89


Form 13F Information Table Value Total: $150,830,267.70


     Confidential information has been omitted from the public Form 13F report and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


     Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "none" and omit the column headings and list entries.]


No. 1


Form 13F File Number 28 -7006


Name: Wynnefield Capital, Inc.

                                    FORM 13F


              Name of Reporting Manager  Wynnefield Capital Management, LLC

                                                          ---------------------
                                                             (SEC USE ONLY)
                                                          ---------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   Item 5:                                                         Item 8:
  Item 1:       Item 2:    Item 3:     Item 4:    Shares or             Item 6:               Item 7:              Voting
  Name of      Title of    CUSIP     Fair Market  Principal     Investment Discretion         Managers            Authority
Issuer  (1)     Class      Number       Value      Amount                                        See              (Shares)
                                                           (a) Sole (a) Shared-as (b) Shared- Instr. V  (a) Sole (b) Shared (c) None
                                                                        Defined       Other
                                                                        in Instr.V
------------------------------------------------------------------------------------------------------------------------------------
Baker J          Com     057232100  2,306,000.00   614,885  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Barrett          Com     068463108  3,677,000.00   612,786  X                                 Filer + #1 X
Business Svces
------------------------------------------------------------------------------------------------------------------------------------
Bolle Inc.       Com     097937106  1,016,000.00   353,364  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Concorde Career  Com     20651H102    189,895.00   379,790  X                                 Filer + #1 X
Colleges
------------------------------------------------------------------------------------------------------------------------------------
Factory 2-U
(form. Fam.
Bargain)         Com     303072102  2,288,000.00   198,999  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
First Aviation   Com     31865H108  5,662,000.00 1,393,792  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
G-III Apparel    Com     36237H101    319,000.00   134,432  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Hello Direct     Com     423402106  2,008,000.00   251,000  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
HMG Worldwide    Com     404235103  2,558,000.00   639,500  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
LSB Industries
Inc.             Com     502160104  2,787,000.00   929,000                                    Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Gold     Com     719068108    936,000.00   415,950  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Pricesmart Inc.  Com     741511109  6,430,000.00   334,050  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Safety 1st       Com     786475103  3,111,000.00   711,050  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
SCP Pool         Com     784028102  6,925,000.00   494,624  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Simon
Transport.       Com     828813105  2,590,000.00   450,500  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Stuart
Entertainment    Com     863689105    220,935.00   669,500  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Sylvan Inc.      Com     871371100  2,838,000.00   282,000  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Telos Corp.      Ex. Pfd 87969B200    703,050.00   215,000  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Triathlon
Broadcasting     Class A 89589P106  4,402,387.70   378,700  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Triathlon
Broadcasting     Pre-
                 ferred  89589P304  2,775,000.00   300,000  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
Westmoreland
Coal             Com     960878106  2,862,000.00   693,900  X                                 Filer + #1 X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                      $56,604,267.70
------------------------------------------------------------------------------------------------------------------------------------



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(1)  Pursuant  to  the  Commission's   Rule  24b-2,   certain  holdings  of  the
     Institutional Investment Manager have been omitted from this report, and are subject to an application for confidential treatment.